SUPPLEMENTAL FINANCIAL INFORMATION (Details - Prepaids and other current assets) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Prepaids and other current assets	$ 558,272	$ 245,030
Short Term Deposits [Member]
Prepaids and other current assets	50,000	50,000
Deferred Offering Costs [Member]
Prepaids and other current assets	94,682	100,588
Prepaid Insurance D&O [Member]
Prepaids and other current assets	169,011	34,769
Prepaid Insurance Other [Member]
Prepaids and other current assets	0	17,884
Prepaid Clinical Costs [Member]
Prepaids and other current assets	165,417	0
Prepaid Exchange Fees [Member]
Prepaids and other current assets	30,883	0
Prepaid Other [Member]
Prepaids and other current assets	48,279	41,635
Other Receivables [Member]
Prepaids and other current assets	$ 0	$ 154